Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.5%)
	Freeport-McMoRan Inc.	29,965	887
	CF Industries Holdings Inc.	5,680	588
	Newmont Corp.	13,398	554
	Steel Dynamics Inc.	5,520	446
	Nucor Corp.	3,314	440
	Reliance Steel & Aluminum Co.	2,320	436
	Olin Corp.	6,847	374
	UFP Industries Inc.	4,360	346
	LyondellBasell Industries NV Class A	3,183	264
	Mosaic Co.	4,659	251
	AdvanSix Inc.	6,811	247
	Boise Cascade Co.	3,956	247
	Chemours Co.	6,975	235
	Huntsman Corp.	7,588	213
*	US Silica Holdings Inc.	15,020	211
	Southern Copper Corp.	3,764	177
	Commercial Metals Co.	4,283	173
	Mueller Industries Inc.	2,708	171
	Dow Inc.	2,787	142
	Alcoa Corp.	2,523	125
	Celanese Corp. Class A	1,070	119
	Tronox Holdings plc Class A	7,374	108
	Timken Co.	1,660	105
*	Clearwater Paper Corp.	2,098	89
	US Steel Corp.	3,482	80
	Materion Corp.	709	61
	Cabot Corp.	818	59
	Fastenal Co.	956	48
	Stepan Co.	454	47
	International Paper Co.	685	28
	Valvoline Inc.	889	26
			7,297
Consumer Discretionary (15.1%)
	H&R Block Inc.	27,649	1,244
	Lowe's Cos. Inc.	4,291	833
	Costco Wholesale Corp.	1,534	801
*	O'Reilly Automotive Inc.	1,056	736
	Scholastic Corp.	13,771	632
	Dillard's Inc. Class A	1,708	506
*	AutoZone Inc.	238	504
*	AutoNation Inc.	3,779	471
	Target Corp.	2,840	455

		Shares	Market Value ($000)
	Dick's Sporting Goods Inc.	3,968	422
	LKQ Corp.	7,622	406
*	Perdoceo Education Corp.	30,910	358
	Genuine Parts Co.	2,183	341
	Fox Corp. Class A	9,585	328
	Nexstar Media Group Inc. Class A	1,712	327
	Oxford Industries Inc.	3,051	326
*	American Axle & Manufacturing Holdings Inc.	29,019	300
	Omnicom Group Inc.	4,459	298
	Travel + Leisure Co.	6,888	292
*	BJ's Wholesale Club Holdings Inc.	3,869	288
	Movado Group Inc.	8,516	272
	Ralph Lauren Corp. Class A	2,902	265
	Williams-Sonoma Inc.	1,770	263
*	Cars.com Inc.	18,917	241
	Boyd Gaming Corp.	4,374	238
	Penske Automotive Group Inc.	1,998	236
	Hibbett Inc.	3,923	230
	Ethan Allen Interiors Inc.	9,497	226
	Rush Enterprises Inc. Class A	4,610	217
	Whirlpool Corp.	1,366	214
	Service Corp. International	3,441	212
	Tapestry Inc.	5,859	203
	Macy's Inc.	11,640	202
	Interpublic Group of Cos. Inc.	7,128	197
*	Monarch Casino & Resort Inc.	3,217	194
*	SeaWorld Entertainment Inc.	3,845	193
	Signet Jewelers Ltd.	2,932	192
	International Game Technology plc	10,610	190
	Advance Auto Parts Inc.	1,067	180
*	Funko Inc. Class A	7,986	178
*	ODP Corp.	4,802	172
	Group 1 Automotive Inc.	921	164
	Academy Sports & Outdoors Inc.	3,589	155
	Lennar Corp. Class A	1,983	154
	Acushnet Holdings Corp.	3,211	153
	Entravision Communications Corp. Class A	29,254	149
	Lithia Motors Inc. Class A	541	144
	Sonic Automotive Inc. Class A	2,670	142
	eBay Inc.	3,110	137
*	Skyline Champion Corp.	2,406	136
*	Deckers Outdoor Corp.	402	129
	Rent-A-Center Inc.	4,850	125
*	MarineMax Inc.	3,406	124
*	Capri Holdings Ltd.	2,629	124
*	Dave & Buster's Entertainment Inc.	2,948	122
	Buckle Inc.	3,734	120
	Gentex Corp.	4,371	119
	Standard Motor Products Inc.	3,099	114
	Ford Motor Co.	7,366	112
	PulteGroup Inc.	2,674	109
*	Lululemon Athletica Inc.	359	108
*	NVR Inc.	26	108
*	Knowles Corp.	7,077	107
*	Malibu Boats Inc. Class A	1,621	97
*	Ulta Beauty Inc.	230	97
*	Asbury Automotive Group Inc.	519	91
*	Cavco Industries Inc.	386	90

		Shares	Market Value ($000)
*	Master Craft Boat Holdings Inc.	3,588	86
*	Zumiez Inc.	3,260	85
	Shoe Carnival Inc.	3,387	81
*	Stride Inc.	2,133	81
*	Abercrombie & Fitch Co. Class A	5,565	80
*	Central Garden & Pet Co. Class A	2,109	80
*	A-Mark Precious Metals Inc.	2,516	78
	HNI Corp.	2,414	77
	News Corp. Class B	4,415	76
*	Gentherm Inc.	1,260	75
	Murphy USA Inc.	257	75
	Tractor Supply Co.	403	75
*	Helen of Troy Ltd.	595	74
	Cato Corp. Class A	6,777	73
	Walmart Inc.	527	70
	Century Communities Inc.	1,484	69
	Kontoor Brands Inc.	1,800	67
	Laureate Education Inc. Class A	6,052	67
	Aaron's Co. Inc.	5,610	67
	Winnebago Industries Inc.	1,155	66
	Haverty Furniture Cos. Inc.	2,436	65
*	Accel Entertainment Inc. Class A	6,865	65
	Garmin Ltd.	711	63
	Johnson Outdoors Inc. Class A	1,019	62
	Newell Brands Inc.	3,318	59
	Interface Inc. Class A	5,015	56
	Matthews International Corp. Class A	2,208	55
	John Wiley & Sons Inc. Class A	1,189	55
*	Meritage Homes Corp.	661	52
	News Corp. Class A	2,482	42
*	Duluth Holdings Inc. Class B	4,335	38
*	Copart Inc.	313	37
*	Tri Pointe Homes Inc.	2,069	36
*	Universal Electronics Inc.	1,296	29
	Best Buy Co. Inc.	365	26
	La-Z-Boy Inc.	993	26
	Tilly's Inc. Class A	3,444	26
	Steven Madden Ltd.	831	24
			19,931
Consumer Staples (8.7%)
	Altria Group Inc.	38,098	1,719
	McKesson Corp.	3,993	1,465
	Philip Morris International Inc.	11,924	1,139
	CVS Health Corp.	9,073	891
	Tyson Foods Inc. Class A	9,793	738
	Kroger Co.	15,160	727
	SpartanNash Co.	20,615	627
	Weis Markets Inc.	7,413	576
	Ingles Markets Inc. Class A	6,507	570
	Vector Group Ltd.	47,677	467
	Kellogg Co.	3,979	289
	Albertsons Cos. Inc. Class A	9,262	255
	Flowers Foods Inc.	9,095	248
	Archer-Daniels-Midland Co.	2,343	206
	Coca-Cola Consolidated Inc.	397	188
	Molson Coors Beverage Co. Class B	3,184	165
*	Monster Beverage Corp.	1,844	164
	AmerisourceBergen Corp. Class A	985	144

		Shares	Market Value ($000)
	Kraft Heinz Co.	3,304	124
*	USANA Health Sciences Inc.	1,706	110
	Kimberly-Clark Corp.	856	109
	Colgate-Palmolive Co.	1,309	102
*	Pilgrim's Pride Corp.	3,270	93
*	Sprouts Farmers Market Inc.	2,607	75
	Casey's General Stores Inc.	330	71
	Campbell Soup Co.	1,388	70
	Cal-Maine Foods Inc.	1,258	67
	Edgewell Personal Care Co.	1,508	59
	John B Sanfilippo & Son Inc.	543	44
*	Hain Celestial Group Inc.	1,764	36
			11,538
Energy (16.1%)
	Exxon Mobil Corp.	18,466	1,765
	Chevron Corp.	10,958	1,732
	EOG Resources Inc.	12,583	1,526
	Pioneer Natural Resources Co.	4,480	1,134
	ConocoPhillips	8,836	967
	Cheniere Energy Inc.	4,996	800
	Marathon Petroleum Corp.	7,183	724
	CONSOL Energy Inc.	8,910	640
	Marathon Oil Corp.	23,989	614
	Civitas Resources Inc.	8,560	575
	Occidental Petroleum Corp.	7,218	512
	Northern Oil and Gas Inc.	16,189	512
	Devon Energy Corp.	6,280	444
*	W&T Offshore Inc.	66,120	430
	California Resources Corp.	8,566	428
	PDC Energy Inc.	6,000	407
	Chord Energy Corp.	2,704	383
	APA Corp.	8,896	348
	Sitio Royalties Corp.	13,045	332
*	Antero Resources Corp.	8,075	324
*	Range Resources Corp.	9,624	316
	SunCoke Energy Inc.	47,700	314
	Targa Resources Corp.	4,597	314
	Continental Resources Inc.	4,423	309
*	ProPetro Holding Corp.	31,523	289
	Warrior Met Coal Inc.	8,278	269
*	SandRidge Energy Inc.	12,454	261
*	Comstock Resources Inc.	13,000	255
	Valero Energy Corp.	2,135	250
*	Helix Energy Solutions Group Inc.	57,522	249
	Ovintiv Inc. (XNYS)	4,510	240
*	Talos Energy Inc.	11,512	239
	ChampionX Corp.	10,945	239
	Coterra Energy Inc.	7,011	217
*	Southwestern Energy Co.	24,660	185
	Antero Midstream Corp.	17,305	174
	Baker Hughes Co. Class A	6,610	167
	Diamondback Energy Inc.	1,232	164
	RPC Inc.	20,392	162
	Arch Resources Inc.	1,092	159
	Archrock Inc.	20,431	151
	Magnolia Oil & Gas Corp. Class A	5,991	143
*	REX American Resources Corp.	4,557	138
	EQT Corp.	2,773	133

		Shares	Market Value ($000)
	VAALCO Energy Inc.	26,439	132
	Schlumberger NV	3,169	121
*	PBF Energy Inc. Class A	3,456	118
*	Earthstone Energy Inc. Class A	7,451	113
	Berry Corp.	11,692	107
*	Denbury Inc.	1,067	95
*	Centrus Energy Corp. Class A	1,812	90
	Brigham Minerals Inc. Class A	2,943	88
	Murphy Oil Corp.	2,217	86
	CVR Energy Inc.	2,406	79
*	NexTier Oilfield Solutions Inc.	8,464	79
*	Dril-Quip Inc.	3,272	72
*	Bristow Group Inc.	2,297	67
*	Newpark Resources Inc.	22,293	64
	Hess Corp.	300	36
*	Tidewater Inc.	1,260	28
	Solaris Oilfield Infrastructure Inc. Class A	2,336	25
			21,334
Financials (20.2%)
	Bank of New York Mellon Corp.	21,528	894
	Wells Fargo & Co.	19,973	873
	MetLife Inc.	13,556	872
*	Berkshire Hathaway Inc. Class B	3,090	868
	Aon plc Class A (XNYS)	2,729	762
	First Financial Corp.	13,340	620
	Morgan Stanley	7,166	611
*	Enstar Group Ltd.	2,978	564
*	PRA Group Inc.	14,359	530
	Travelers Cos. Inc.	3,109	503
	CNO Financial Group Inc.	25,541	470
	Hope Bancorp Inc.	31,340	453
	Fidelity National Financial Inc.	11,303	442
	Associated Banc-Corp.	20,560	412
	First BanCorp. (XNYS)	28,366	406
	First Financial Bancorp	18,664	403
	Jefferies Financial Group Inc.	11,712	376
	Allstate Corp.	3,113	375
	First Commonwealth Financial Corp.	27,804	375
	HomeStreet Inc.	10,585	368
*	Credit Acceptance Corp.	675	359
	OFG Bancorp	13,121	357
	Popular Inc.	4,591	355
	Northwest Bancshares Inc.	23,960	337
	Ameriprise Financial Inc.	1,237	332
	Hartford Financial Services Group Inc.	5,125	330
	Voya Financial Inc.	5,295	326
	City Holding Co.	3,725	317
	Central Pacific Financial Corp.	14,178	309
*	Mr Cooper Group Inc.	7,280	308
	Comerica Inc.	3,796	305
	Safety Insurance Group Inc.	3,383	305
	SLM Corp.	19,848	303
	Dime Community Bancshares Inc.	9,062	283
	WesBanco Inc.	7,991	273
	Kearny Financial Corp.	23,649	269
	CNA Financial Corp.	6,922	266
	HarborOne Bancorp Inc.	19,464	265
	Provident Financial Services Inc.	11,003	256

		Shares	Market Value ($000)
	Aflac Inc.	4,286	255
	Navient Corp.	16,268	250
	Hanmi Financial Corp.	9,712	240
	Heritage Financial Corp.	9,082	236
	NBT Bancorp Inc.	6,089	236
	Eagle Bancorp Inc.	4,803	233
	Midland States Bancorp Inc.	9,230	232
	Byline Bancorp Inc.	10,612	231
	Washington Federal Inc.	7,116	228
	Sandy Spring Bancorp Inc.	5,896	227
	BOK Financial Corp.	2,546	226
*	Encore Capital Group Inc.	4,021	220
	Unum Group	5,540	210
	Fulton Financial Corp.	12,847	209
	Employers Holdings Inc.	5,178	203
	First Citizens BancShares Inc. Class A	247	201
	First American Financial Corp.	3,655	196
	QCR Holdings Inc.	3,389	189
	Bank of NT Butterfield & Son Ltd.	5,795	189
	Bank of America Corp.	5,481	184
	Houlihan Lokey Inc. Class A	2,170	170
	Federal Agricultural Mortgage Corp. Class C	1,543	169
	Principal Financial Group Inc.	2,229	167
	Stifel Financial Corp.	2,798	166
	White Mountains Insurance Group Ltd.	112	153
	Federated Hermes Inc.	4,470	152
	Piper Sandler Cos.	1,331	152
	Nelnet Inc. Class A	1,764	149
	Flushing Financial Corp.	7,190	148
	Northfield Bancorp Inc.	9,922	146
	JPMorgan Chase & Co.	1,221	139
	Stewart Information Services Corp.	2,699	137
	Assurant Inc.	811	129
	Primerica Inc.	990	125
	Zions Bancorp NA	2,264	125
	Virtu Financial Inc. Class A	5,350	123
	TrustCo Bank Corp. NY	3,578	119
	Moody's Corp.	399	114
	Brookline Bancorp Inc.	8,603	107
	1st Source Corp.	2,230	105
	Preferred Bank	1,541	105
	ServisFirst Bancshares Inc.	1,235	104
	Prudential Financial Inc.	1,060	102
	Great Southern Bancorp Inc.	1,650	97
	Raymond James Financial Inc.	930	97
	Park National Corp.	720	95
	Affiliated Managers Group Inc.	740	94
	UMB Financial Corp.	1,000	89
	Home BancShares Inc.	3,713	87
	Equitable Holdings Inc.	2,835	84
	OneMain Holdings Inc.	2,299	80
	Trustmark Corp.	2,519	79
	Ally Financial Inc.	2,191	73
	Southside Bancshares Inc.	1,921	72
	Cathay General Bancorp	1,694	71
*	Columbia Financial Inc.	3,249	69
	Origin Bancorp Inc.	1,671	68
	BankUnited Inc.	1,767	65

		Shares	Market Value ($000)
	Horizon Bancorp Inc.	3,374	64
	Washington Trust Bancorp Inc.	1,206	61
	BancFirst Corp.	560	60
	Banner Corp.	989	60
	Independent Bank Corp.	2,778	57
	FNB Corp.	4,731	56
	HCI Group Inc.	1,135	54
	Loews Corp.	948	52
	Chubb Ltd.	272	51
	Virtus Investment Partners Inc.	257	49
	Cohen & Steers Inc.	635	45
	American International Group Inc.	847	44
	Franklin Resources Inc.	1,642	43
	Oppenheimer Holdings Inc. Class A	1,146	42
	Radian Group Inc.	1,828	39
*	Arch Capital Group Ltd.	805	37
	KeyCorp	1,866	33
	Hanover Insurance Group Inc.	247	32
	State Street Corp.	423	29
	Walker & Dunlop Inc.	244	25
			26,686
Health Care (13.5%)
	Bristol-Myers Squibb Co.	25,719	1,734
	Pfizer Inc.	36,950	1,671
*	Regeneron Pharmaceuticals Inc.	2,140	1,243
	Elevance Health Inc.	2,450	1,188
	AbbVie Inc.	8,555	1,150
	Gilead Sciences Inc.	14,792	939
	UnitedHealth Group Inc.	1,761	915
*	Vertex Pharmaceuticals Inc.	2,927	825
	Merck & Co. Inc.	7,915	676
	Amgen Inc.	2,591	623
*	Hologic Inc.	7,992	540
*	Moderna Inc.	3,843	508
*	Molina Healthcare Inc.	1,470	496
	HCA Healthcare Inc.	2,461	487
	Johnson & Johnson	2,676	432
*	Catalyst Pharmaceuticals Inc.	30,965	419
	Organon & Co.	13,989	399
*	Innoviva Inc.	22,581	297
	Eli Lilly & Co.	956	288
	Quest Diagnostics Inc.	2,277	285
*	Centene Corp.	2,759	248
	Premier Inc. Class A	7,031	248
*	Biogen Inc.	1,199	234
*	United Therapeutics Corp.	1,017	230
*	iTeos Therapeutics Inc.	9,651	214
	Laboratory Corp. of America Holdings	868	196
*	QuidelOrtho Corp.	2,109	167
*	Medpace Holdings Inc.	962	142
*	CorVel Corp.	785	122
*	Exelixis Inc.	5,191	92
*	Corcept Therapeutics Inc.	3,542	91
*	Amphastar Pharmaceuticals Inc.	3,019	89
*	Eagle Pharmaceuticals Inc.	2,656	87
	Patterson Cos. Inc.	2,928	82
	West Pharmaceutical Services Inc.	272	81
*	DaVita Inc.	799	68

		Shares	Market Value ($000)
	SIGA Technologies Inc.	3,989	60
*	AngioDynamics Inc.	2,214	49
*	Henry Schein Inc.	661	49
*	Tenet Healthcare Corp.	842	48
*	Computer Programs and Systems Inc.	1,458	44
	Abbott Laboratories	408	42
	Cigna Corp.	107	30
*	ModivCare Inc.	266	29
			17,857
Industrials (11.8%)
	American Express Co.	5,485	834
	Northrop Grumman Corp.	1,622	775
	Resources Connection Inc.	19,205	375
	Accenture plc Class A	1,170	338
	SFL Corp. Ltd.	31,489	337
*	Builders FirstSource Inc.	5,575	327
	Louisiana-Pacific Corp.	5,918	321
	General Dynamics Corp.	1,386	317
*	FTI Consulting Inc.	1,836	295
	Covenant Logistics Group Inc. Class A	10,403	293
	Encore Wire Corp.	2,198	286
	Dorian LPG Ltd.	19,586	285
*	AMN Healthcare Services Inc.	2,689	276
	Paychex Inc.	2,017	249
*	ExlService Holdings Inc.	1,481	248
	Old Dominion Freight Line Inc.	856	232
	Lockheed Martin Corp.	545	229
*	Titan Machinery Inc.	7,348	226
*	MYR Group Inc.	2,349	218
	Johnson Controls International plc	3,934	213
*	Hub Group Inc. Class A	2,528	202
	Acuity Brands Inc.	1,222	200
	Ryder System Inc.	2,568	196
*	Cross Country Healthcare Inc.	7,348	187
	ArcBest Corp.	2,303	185
	AGCO Corp.	1,684	183
	Kforce Inc.	3,265	179
	ICF International Inc.	1,750	178
	Matson Inc.	2,368	174
	Heidrick & Struggles International Inc.	6,092	173
	Simpson Manufacturing Co. Inc.	1,860	172
	Insteel Industries Inc.	5,814	168
	Regal Rexnord Corp.	1,192	164
	Snap-on Inc.	740	161
	Crown Holdings Inc.	1,767	160
	EMCOR Group Inc.	1,331	158
*	United Rentals Inc.	528	154
	Apogee Enterprises Inc.	3,747	153
	Cummins Inc.	697	150
*	Saia Inc.	725	150
	Werner Enterprises Inc.	3,769	150
	ManpowerGroup Inc.	2,024	148
	Kronos Worldwide Inc.	10,685	138
	Eagle Materials Inc.	1,130	135
	Textainer Group Holdings Ltd.	4,422	134
	Schneider National Inc. Class B	5,738	131
	Insperity Inc.	1,161	127
*	TopBuild Corp.	683	126

		Shares	Market Value ($000)
*	TrueBlue Inc.	6,092	125
*	CoreCivic Inc.	13,029	124
	Genco Shipping & Trading Ltd.	9,017	124
	CSW Industrials Inc.	926	117
	Quanta Services Inc.	812	115
	Marten Transport Ltd.	5,753	114
*	TriNet Group Inc.	1,386	114
	Quanex Building Products Corp.	4,933	110
	WW Grainger Inc.	191	106
	Safe Bulkers Inc.	32,753	105
	Owens Corning	1,253	102
*	Zebra Technologies Corp. Class A	331	100
	Dover Corp.	772	97
	Myers Industries Inc.	4,791	93
	Franklin Electric Co. Inc.	1,060	92
*	Great Lakes Dredge & Dock Corp.	9,466	91
	Heartland Express Inc.	5,946	90
	Hubbell Inc. Class B	437	90
*	Keysight Technologies Inc.	531	87
	JB Hunt Transport Services Inc.	492	86
	Triton International Ltd.	1,437	86
	Watts Water Technologies Inc. Class A	616	85
	CRA International Inc.	922	84
	Landstar System Inc.	574	84
	Crane Holdings Co.	847	80
	Westrock Co.	1,886	77
	Emerson Electric Co.	904	74
	A O Smith Corp.	1,306	74
*	Berry Global Group Inc.	1,283	70
	Kadant Inc.	391	70
	Costamare Inc.	6,015	68
	Korn Ferry	1,097	67
*	Sterling Infrastructure Inc.	2,627	66
	Watsco Inc.	241	66
	Badger Meter Inc.	681	65
	Oshkosh Corp.	767	61
*	Modine Manufacturing Co.	4,026	60
	Robert Half International Inc.	778	60
	Federal Signal Corp.	1,466	58
	United Parcel Service Inc. Class B	296	58
*	Beacon Roofing Supply Inc.	1,016	56
	EVERTEC Inc.	1,454	49
*	WESCO International Inc.	361	48
	Argan Inc.	1,358	47
*	Masonite International Corp.	556	46
	Automatic Data Processing Inc.	186	45
	Shyft Group Inc.	1,895	45
	Sealed Air Corp.	807	43
	Zurn Elkay Water Solutions Corp.	1,561	43
*	Atkore Inc.	499	42
	Knight-Swift Transportation Holdings Inc.	833	42
*	Mohawk Industries Inc.	369	41
	ABM Industries Inc.	886	41
	Caterpillar Inc.	209	39
	Comfort Systems USA Inc.	357	36
	Standex International Corp.	401	36
*	MasTec Inc.	414	33
	Brunswick Corp.	421	31

		Shares	Market Value ($000)
	Moog Inc. Class A	398	30
	Packaging Corp. of America	214	29
	Scorpio Tankers Inc.	676	28
*	XPO Logistics Inc.	500	26
*	Generac Holdings Inc.	95	21
			15,602
Real Estate (0.1%)
	Newmark Group Inc. Class A	9,329	96
*	CBRE Group Inc. Class A	535	42
			138
Technology (7.1%)
	Broadcom Inc.	1,493	745
	Jabil Inc.	10,515	634
	International Business Machines Corp.	3,959	509
	Cognizant Technology Solutions Corp. Class A	7,681	485
	HP Inc.	16,055	461
*	Arrow Electronics Inc.	3,323	348
*	Alphabet Inc. Class C	2,916	318
*	Axcelis Technologies Inc.	4,525	303
	KLA Corp.	846	291
*	ON Semiconductor Corp.	4,219	290
*	Photronics Inc.	16,920	284
	NortonLifeLock Inc.	12,342	279
	Apple Inc.	1,692	266
	Dell Technologies Inc. Class C	6,932	265
*	Gartner Inc.	836	239
	CSG Systems International Inc.	3,610	209
	Xperi Holding Corp.	12,201	194
*	Sanmina Corp.	3,896	189
	Applied Materials Inc.	1,954	184
	Amkor Technology Inc.	8,360	168
*	Diodes Inc.	2,352	167
	Amdocs Ltd.	1,825	156
	Texas Instruments Inc.	805	133
*	Avid Technology Inc.	4,350	119
	Kulicke & Soffa Industries Inc.	2,808	118
	NetApp Inc.	1,565	113
	Teradyne Inc.	1,336	113
	Microsoft Corp.	416	109
*	CACI International Inc. Class A	385	108
*	Box Inc. Class A	3,918	101
	Vishay Intertechnology Inc.	5,003	98
*	Lattice Semiconductor Corp.	1,775	96
	CTS Corp.	2,215	94
*	Alphabet Inc. Class A	808	87
	Hewlett Packard Enterprise Co.	6,369	87
*	TechTarget Inc.	1,234	80
*	NetScout Systems Inc.	2,435	77
*	Cohu Inc.	2,820	76
*	Qorvo Inc.	827	74
	A10 Networks Inc.	5,138	71
	Shutterstock Inc.	1,275	71
*	ePlus Inc.	1,482	70
*	FormFactor Inc.	2,295	67
	Methode Electronics Inc.	1,643	67
*	SMART Global Holdings Inc.	3,438	63
	Oracle Corp.	810	60

		Shares	Market Value ($000)
	PC Connection Inc.	1,085	54
*	Fabrinet	524	54
*	Synaptics Inc.	445	52
*	F5 Inc.	312	49
*	Perficient Inc.	608	48
*	Cirrus Logic Inc.	347	27
*	Onto Innovation Inc.	344	24
			9,444
Telecommunications (1.6%)
	AT&T Inc.	37,310	654
	Cisco Systems Inc.	13,884	621
*	Clearfield Inc.	1,976	229
	Juniper Networks Inc.	6,155	175
	Adtran Holdings Inc.	4,961	115
*	WideOpenWest Inc.	4,409	79
	Verizon Communications Inc.	1,805	76
*	Lumentum Holdings Inc.	743	62
*	EchoStar Corp. Class A	2,309	43
	Lumen Technologies Inc.	4,059	40
			2,094
Total Common Stocks (Cost $119,130)			131,921
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 2.284% (Cost $224)	2,245	225
Total Investments (99.9%) (Cost $119,354)			132,146
Other Assets and Liabilities—Net (0.1%)			198
Net Assets (100%)			132,344
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2022	20	396	(1)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.